FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2020
FAIR VALUE MEASUREMENTS
Summary of assets that are measured at fair value on a recurring basis

		June 30,
Description	Level	2020
Assets:
Marketable securities held in Trust Account	1	$58,650,863